Business Combination - Additional Information (Detail) (USD $)	6 Months Ended		12 Months Ended			12 Months Ended		0 Months Ended		12 Months Ended			0 Months Ended							3 Months Ended		0 Months Ended			3 Months Ended			0 Months Ended					3 Months Ended			0 Months Ended	3 Months Ended	0 Months Ended							3 Months Ended	0 Months Ended								3 Months Ended	0 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2013	Dec. 31, 2013 ROI Acquisition Corp	Dec. 31, 2012 ROI Acquisition Corp	May 21, 2013 Business Combination day	May 21, 2013 Business Combination day	Dec. 31, 2013 Business Combination	Dec. 31, 2012 Business Combination	Jan. 01, 2012 Business Combination	May 21, 2013 Business Combination Sponsors	May 21, 2013 Business Combination Sponsors	May 21, 2013 Business Combination Publicly Owned	May 21, 2013 Business Combination Publicly Owned	May 21, 2013 Business Combination Sponsor	May 21, 2013 Business Combination Former Parent	May 21, 2013 Business Combination Parent Company	Sep. 30, 2013 Business Combination Parent Company	May 21, 2013 Business Combination Parent Company	May 21, 2013 Business Combination Parent Company Sponsor	May 21, 2013 Business Combination Parent Company Former Parent	May 21, 2013 Business Combination Everyware	Sep. 30, 2013 Business Combination Everyware	Sep. 30, 2013 Business Combination Sponsor	May 21, 2013 Business Combination Sponsor	May 21, 2013 Business Combination ROI Acquisition Corp	May 21, 2013 Business Combination ROI Acquisition Corp	May 20, 2013 Business Combination ROI Acquisition Corp	May 20, 2013 Business Combination ROI Acquisition Corp Publicly Owned	May 20, 2013 Business Combination ROI Acquisition Corp Founders	Jun. 30, 2014 Business Combination EveryWare Brasil	Sep. 16, 2013 Business Combination EveryWare Brasil	Mar. 23, 2012 Anchor Holding Inc	Jun. 18, 2013 Metalrax Housewares Limited	Sep. 30, 2013 Metalrax Housewares Limited	May 21, 2013 $11.00	May 21, 2013 $11.00 Sponsor	May 21, 2013 $11.00 Sponsor	May 21, 2013 $11.00 Parent Company	May 21, 2013 $11.00 Everyware	May 21, 2013 $11.00 Business Combination	May 21, 2013 $11.00 Business Combination	Sep. 30, 2013 $11.00 Business Combination	May 21, 2013 $11.00 Business Combination Parent Company	May 21, 2013 $12.50	May 21, 2013 $12.50 Sponsor	May 21, 2013 $12.50 Sponsor	May 21, 2013 $12.50 Parent Company	May 21, 2013 $12.50 Everyware	May 21, 2013 $12.50 Business Combination	May 21, 2013 $12.50 Business Combination	Sep. 30, 2013 $12.50 Business Combination	May 21, 2013 $12.50 Business Combination Parent Company
Business Combination Allocation of Purchase Price
Business combination, percentage of ownership acquired																																			93.00%
Business combination common stock redemption								4,679,627	4,679,627																			4,679,627	4,679,627
Redemption of ROI public shares	$ 0	$ 46,741,000				$ 46,741,000	$ 0	$ 46,700,000	$ 46,700,000	$ 46,741,000	$ 46,741,000
Consideration paid in cash								90,000,000	90,000,000
Business acquisition, contingent consideration, shares issuable								12,190,000	12,190,000								1,650,000	15,690,000				1,650,000	15,690,000
Business combination potential share forfeiture								3,500,000	3,500,000
Percentage of ownership owned													16.00%	16.00%	12.80%	12.80%			71.20%					71.20%
Shares outstanding	20,563,059		20,540,193	12,190,000					22,045,373		12,190,000	12,190,000									22,045,373								4,705,373	9,385,000	7,500,000	1,885,000
Number of warrants exercisable for common shares	5,838,334				5,838,334				5,838,334
Common stock earnout shares to be vested																					3,500,000			3,500,000			551,471
Number of trading days in period required to meet vesting threshold								20	20
Number of total trading days in eligible vesting period								30 days
Stock price to trigger vesting																																						$ 11.00							$ 11.00	$ 11.00	$ 12.50							$ 12.50	$ 12.50
Earnout shares																				2,250,000					2,250,000	267,380													0	0	1,000,000	1,000,000	1,000,000	1,000,000				267,380	267,380	1,250,000	1,250,000	1,517,380	1,517,380
Cash received from acquisition								39,100,000	39,100,000	39,094,000	39,094,000
Proceeds from debt incurred in connection with business combination								69,900,000	69,900,000
Merger related expenses								19,000,000	19,000,000
Business acquisition transaction cost																																				3,500,000
Gain on bargain purchase			1,150,000	0																																	1,200,000
Noncontrolling ownership percentage by parent																																		60.00%
Noncontrolling ownership percentage by noncontrolling partner																																		40.00%
Other than Temporary Impairment Losses, Investments																																	$ 300,000